Income Tax - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate	25.00%	25.00%	25.00%
Valuation allowance adjustments	$ (83)	$ (197)	$ (130)
Significant losses in countries subject to tax holidays	57	320	131
Effect of the tax benefits on basic earnings per share	$ 0.02	$ 0.04	$ 0.13
Maximum percentage of tax reduction from tax holidays	100.00%	100.00%	100.00%
Income tax holiday expiration date	Dec. 31, 2022
Decrease in tax loss carryforward	240
Decrease in valuation allowance	258
Legal inflationary index		0.56%
Deferred tax benefit (expense)	24	(3)	(28)
Cumulative amount of distributable earnings	859
Unrecognized tax benefits	229
Unrecognized tax benefits that if recognized would affect the annual effective tax rate	0	26
STE Deconsolidation [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowance adjustments	$ 32